LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	$ 847.2	$ 880.6	$ 735.6
Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	30.8
Between 1-2 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	102.7
Between 2-5 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	117.9
Over 5 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	$ 595.8